Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 1
Issues
Maturity
Date
Principal
Amount Value
BONDS – 99.41%
ASSET-BACKED SECURITIES — 11.42%**
Access Group, Inc.,
Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 07/25/56
1,2
$ 1,537,031 $ 1,516,958
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.38% 10/16/28
1,2,3
2,200,000 2,197,712
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2019-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.31% 05/15/37
1,2,3
9,800,000 9,794,841
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A5
(LIBOR USD 1-Month plus 0.27%)
0.42% 03/25/36
2
3,635,000 3,551,198
Barings CLO Ltd.,
Series 2016-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
1.30% 07/20/28
1,2,3
5,500,000 5,500,246
Barings CLO Ltd.,
Series 2018-3A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
1.17% 07/20/29
1,2,3
3,877,000 3,863,225
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
0.60% 04/25/35
1,2
168,995 161,841
BlueMountain CLO Ltd.,
Series 2012-2A, Class AR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.05%)
1.27% 11/20/28
1,2,3
5,400,000 5,399,700
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
1.01% 02/25/30
2
79,506 79,819
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
1.21% 10/27/36
2
5,075,000 5,085,960
BSPRT Issuer Ltd.,
Series 2018-FL4, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.05%)
1.21% 09/15/35
1,2,3
7,437,004 7,410,025
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
1.46% 06/09/30
1,2,3
5,600,000 5,600,459
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Chase Funding Trust,
Series 2002-2, Class 2A1
(LIBOR USD 1-Month plus 0.50%)
0.65% 05/25/32
2
$ 2,544,839 $ 2,515,206
Countrywide Asset-Backed Certificates Trust,
Series 2006-14, Class 2A3
(LIBOR USD 1-Month plus 0.24%)
0.39% 02/25/37
2
4,190,681 4,047,091
Dryden 33 Senior Loan Fund,
Series 2014-33A, Class AR3
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.24% 04/15/29
1,2,3
6,450,781 6,454,161
Education Loan Asset-Backed Trust I,
Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
0.95% 04/26/32
1,2
8,327,694 8,282,184
Encore Credit Receivables Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.90%)
1.05% 10/25/35
2
5,050,000 4,974,700
FFMLT Trust,
Series 2005-FF8, Class M2
(LIBOR USD 1-Month plus 0.78%)
0.93% 09/25/35
2
3,710,000 3,703,104
GCO Education Loan Funding Trust II,
Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
0.80% 08/27/46
1,2
6,930,177 6,732,742
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
0.66% 08/25/42
2
2,067,808 1,916,650
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
1.26% 05/25/34
1,2
809,116 812,074
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
3,474,677 3,994,680
JPMorgan Mortgage Acquisition Trust,
Series 2005-FRE1, Class M1
(LIBOR USD 1-Month plus 0.62%)
0.76% 10/25/35
2
9,529,311 9,395,470
LoanCore Issuer Ltd.,
Series 2018-CRE1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.29% 05/15/28
1,2,3
4,698,770 4,685,732
Magnetite VII Ltd.,
Series 2012-7A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.04% 01/15/28
1,2,3
5,590,000 5,557,486

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
2 / December 2020
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Marathon CRE 2018 FL1 Ltd.,
Series 2018-FL1, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.30% 06/15/28
1,2,3
$ 10,511,891 $ 10,480,648
Navient Student Loan Trust,
Series 2015-2, Class A3
(LIBOR USD 1-Month plus 0.57%)
0.72% 11/26/40
2
4,659,377 4,608,484
Navient Student Loan Trust,
Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
1.20% 12/27/66
1,2
2,620,853 2,654,658
Nelnet Student Loan Trust,
Series 2013-1A, Class A
(LIBOR USD 1-Month plus 0.60%)
0.75% 06/25/41
1,2
2,254,781 2,228,801
Nelnet Student Loan Trust,
Series 2014-5A, Class A
(LIBOR USD 1-Month plus 0.55%)
0.70% 07/25/46
1,2
7,244,059 7,146,608
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.03%)
1.25% 04/18/31
1,2,3
2,250,000 2,240,458
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.00%)
1.22% 04/20/28
1,2,3
4,657,646 4,658,027
PFS Financing Corp.,
Series 2018-B, Class A
2.89% 02/15/23
1
7,020,000 7,034,855
PHEAA Student Loan Trust,
Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.15%)
1.30% 09/25/65
1,2
7,313,421 7,397,846
Progress Residential Trust,
Series 2018-SFR2, Class A
3.71% 08/17/35
1
5,000,000 5,093,652
Progress Residential Trust,
Series 2018-SFR3, Class A
3.88% 10/17/35
1
2,770,250 2,826,243
Recette CLO Ltd.,
Series 2015-1A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
1.14% 10/20/27
1,2,3
3,081,391 3,080,022
Residential Asset Mortgage Products Trust,
Series 2005-EFC1, Class M5
(LIBOR USD 1-Month plus 0.98%)
1.12% 05/25/35
2
6,206,000 6,199,249
Residential Asset Mortgage Products Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.73% 02/25/36
2
2,773,582 2,758,857
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Riserva CLO Ltd.,
Series 2016-3A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.36% 10/18/28
1,2,3
$ 6,700,000 $ 6,701,785
SLC Student Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 3-Month plus 0.06%)
0.28% 05/15/29
2
3,369,376 3,315,969
SLM Student Loan Trust,
Series 2003-10A, Class A3
(LIBOR USD 3-Month plus 0.47%)
0.69% 12/15/27
1,2
3,744,526 3,744,641
SLM Student Loan Trust,
Series 2003-11, Class A6
(LIBOR USD 3-Month plus 0.55%)
0.77% 12/15/25
1,2
2,412,345 2,411,547
SLM Student Loan Trust,
Series 2006-9, Class A5
(LIBOR USD 3-Month plus 0.10%)
0.31% 01/26/26
2
99,859 99,831
SLM Student Loan Trust,
Series 2007-6, Class A4
(LIBOR USD 3-Month plus 0.38%)
0.59% 10/25/24
2
1,307,994 1,307,800
SLM Student Loan Trust,
Series 2008-1, Class A4
(LIBOR USD 3-Month plus 0.65%)
0.86% 01/25/22
2
4,865,642 4,707,705
SLM Student Loan Trust,
Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
1.86% 07/25/22
2
4,055,483 4,040,812
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
1.31% 07/25/23
2
2,774,806 2,710,464
SLM Student Loan Trust,
Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
0.85% 01/25/29
2
2,332,025 2,196,518
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
0.80% 05/26/26
2
9,127,087 8,620,889
SLM Student Loan Trust,
Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
0.70% 06/25/43
2
2,768,998 2,736,258
SLM Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
0.75% 02/26/29
2
4,470,766 4,245,380
Specialty Underwriting & Residential Finance Trust,
Series 2005-BC2, Class M3
(LIBOR USD 1-Month plus 0.98%)
1.12% 12/25/35
2
3,120,853 3,133,395

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 3
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC6, Class A4
(LIBOR USD 1-Month plus 0.17%)
0.32% 01/25/37
2
$ 4,875,439 $ 4,794,688
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
3,500,000 3,228,540
TPG Real Estate Finance Issuer Ltd.,
Series 2018-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.13%)
1.28% 11/15/37
1,2,3
9,743,990 9,742,808
TRTX Issuer Ltd.,
Series 2019-FL3, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.15%)
1.30% 10/15/34
1,2,3
11,495,000 11,449,141
Total Asset-Backed Securities
(Cost $260,372,157) 260,829,843
BANK LOANS — 1.47%*
Automotive — 0.03%
Panther BF Aggregator 2 LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.65% 04/30/26
2
581,786 580,936
Communications — 0.57%
CenturyLink, Inc.,
Term Loan A, 1st Lien
(LIBOR plus 2.00%)
2.15% 01/31/25
2
570,000 561,735
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.40% 03/15/27
2
891,000 882,981
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.90% 02/01/27
2
247,494 246,489
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.41% 01/15/26
2
1,179,000 1,164,263
Frontier Communications Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.75% 10/08/21
2
2,250,000 2,266,886
Intelsat Jackson Holdings,
Delayed-Draw Term Loan, 1st Lien (Luxembourg)
(LIBOR plus 5.50%)
6.50% 07/14/21
2,3
1,021,942 1,045,447
Intelsat Jackson Holdings SA,
Term Loan B4, 1st Lien (Luxembourg)
(PRIME plus 3.50%)
6.75% 01/02/24
2,3
488,919 497,781
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Term Loan B5, 1st Lien (Luxembourg)
8.63% 01/02/24
2,3
$ 4,252,054 $ 4,333,310
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/01/27
2
1,250,000 1,232,031
Zayo Group Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
3.15% 03/09/27
2
712,632 709,895
12,940,818
Electric — 0.01%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/31/25
2
199,113 198,697
1.90% 12/31/25
2
48,148 48,048
246,745
Finance — 0.16%
Delos Finance SARL,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.00% 10/06/23
2
3,700,655 3,702,191
Food — 0.03%
Hostess Brands LLC,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.00% 08/03/25
2
643,484 641,122
Health Care — 0.46%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 11/08/27
2
1,600,000 1,605,008
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 03/01/24
2
930,414 927,683
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 08/01/27
2
2,435,270 2,417,262
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.10% 11/15/27
2
247,500 245,760
HCA, Inc.,
Term Loan B12, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/13/25
2
4,738,005 4,743,501

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
4 / December 2020
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Valeant Pharmaceuticals International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.15% 06/02/25
2
$ 577,941 $ 576,589
10,515,803
Industrials — 0.07%
Berry Plastics Group, Inc.,
Term Loan Y, 1st Lien
(LIBOR plus 2.00%)
2.15% 07/01/26
2
1,333,462 1,329,136
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
2.40% 05/30/25
2
396,000 389,050
1,718,186
Information Technology — 0.08%
Broadcom, Inc.,
Delayed-Draw Term Loan A3
(LIBOR plus 1.13%)
1.27% 11/04/22
2
293,347 293,256
IQVIA, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
1.90% 03/07/24
2
450,337 448,817
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.00% 06/11/25
2
734,962 731,441
SS&C Technologies, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
224,481 222,167
Term Loan B4, 1st Lien
(LIBOR plus 1.75%)
1.90% 04/16/25
2
173,698 171,907
1,867,588
Real Estate Investment Trust (REIT) — 0.01%
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.89% 12/20/24
2
250,000 246,469
Services — 0.04%
GFL Environmental, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.00% 12/22/25
2
867,615 869,962
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.90% 01/29/27
2
$ 250,000 $ 216,250
Total Bank Loans
(Cost $32,647,093) 33,546,070
CORPORATES — 24.11%*
Banking — 3.19%
Bank of America Corp.
2.74% 01/23/22
4
9,705,000 9,716,899
2.88% 04/24/23
4
2,000,000 2,064,231
3.00% 12/20/23
4
2,801,000 2,949,210
Bank of America N.A.
3.34% 01/25/23
4
1,015,000 1,048,596
HSBC Holdings PLC
(United Kingdom)
3.95% 05/18/24
3,4
10,065,000 10,860,506
(LIBOR USD 3-Month plus 1.00%)
1.22% 05/18/24
2,3
2,880,000 2,900,464
Lloyds Bank PLC
(United Kingdom)
6.38% 01/21/21
3
2,000,000 2,005,391
Lloyds Banking Group PLC
(United Kingdom)
2.86% 03/17/23
3,4
3,475,000 3,572,462
3.87% 07/09/25
3,4
3,700,000 4,082,577
Santander UK Group Holdings PLC
(United Kingdom)
3.37% 01/05/24
3,4
1,000,000 1,052,199
4.80% 11/15/24
3,4
13,000,000 14,464,515
Santander UK PLC
(United Kingdom)
2.50% 01/05/21
3
2,250,000 2,250,000
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
4
2,000,000 2,131,147
3.75% 01/24/24 7,935,000 8,665,078
Wells Fargo Bank N.A.
(BKNT)
2.08% 09/09/22
4
5,105,000 5,165,773
72,929,048
Communications — 1.91%
AT&T, Inc.
2.30% 06/01/27 1,600,000 1,706,508
2.55% 12/01/33
1
1,599,000 1,643,562
4.30% 02/15/30 4,400,000 5,258,925
(LIBOR USD 3-Month plus 1.18%)
1.40% 06/12/24
2
475,000 486,783
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.50% 02/01/24 1,720,000 1,908,880
4.91% 07/23/25 2,200,000 2,558,952
Cox Communications, Inc.
7.63% 06/15/25 900,000 1,129,480

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 5
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Qwest Corp.
7.25% 09/15/25 $ 2,400,000 $ 2,838,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
3.36% 09/20/21
1
4,844,063 4,892,503
4.74% 03/20/25
1
7,650,000 8,309,545
5.15% 03/20/28
1
3,675,000 4,263,000
T-Mobile USA, Inc.
3.88% 04/15/30
1
3,810,000 4,417,504
Vodafone Group PLC
(United Kingdom)
3.75% 01/16/24
3
668,000 730,626
4.13% 05/30/25
3
3,000,000 3,435,467
43,579,735
Electric — 2.60%
Alliant Energy Finance LLC
1.40% 03/15/26
1
6,540,000 6,576,291
American Electric Power Co., Inc.,
Series I
3.65% 12/01/21 5,000,000 5,152,612
Black Hills Corp.
4.25% 11/30/23 4,050,000 4,449,726
Dominion Energy, Inc.
2.45% 01/15/23
1
5,000,000 5,205,773
Dominion Energy, Inc.,
Series A
3.30% 03/15/25 4,600,000 5,069,837
Duquesne Light Holdings, Inc.
5.90% 12/01/21
1
5,000,000 5,215,203
Evergy Metro, Inc.
3.65% 08/15/25 1,613,000 1,819,087
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.48%)
0.70% 05/04/21
2
10,650,000 10,664,651
(LIBOR USD 3-Month plus 0.55%)
0.77% 08/28/21
2
3,412,000 3,413,143
Pennsylvania Electric Co.
4.15% 04/15/25
1
500,000 546,630
PNM Resources, Inc.
3.25% 03/09/21 10,732,000 10,774,586
Tucson Electric Power Co.
3.85% 03/15/23 530,000 564,968
59,452,507
Energy — 1.99%
Energy Transfer Operating LP
4.05% 03/15/25 2,610,000 2,866,908
4.75% 01/15/26 2,000,000 2,254,054
4.90% 02/01/24 4,292,000 4,697,814
NGPL Pipe Co. LLC
4.38% 08/15/22
1
5,249,000 5,471,552
Petroleos Mexicanos
(Mexico)
5.35% 02/12/28
3
6,470,000 6,401,418
6.50% 01/23/29
3
955,000 991,672
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 $ 5,422,000 $ 6,085,834
Ruby Pipeline LLC
7.75% 04/01/22
1
2,461,705 2,424,779
Sabine Pass Liquefaction LLC
5.75% 05/15/24 3,715,000 4,251,433
Southern Co. Gas Capital Corp.
3.88% 11/15/25 1,950,000 2,191,738
Sunoco Logistics Partners Operations LP
5.95% 12/01/25 2,520,000 2,960,173
TC PipeLines LP
4.65% 06/15/21 4,900,000 4,935,204
45,532,579
Finance — 4.75%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.95% 02/01/22
3
1,935,000 1,990,279
4.88% 01/16/24
3
718,000 786,132
Air Lease Corp.
3.50% 01/15/22 4,170,000 4,292,041
Avolon Holdings Funding Ltd.
(Cayman Islands)
3.63% 05/01/22
1,3
2,860,000 2,922,799
Citigroup, Inc.
3.35% 04/24/25
4
8,620,000 9,375,887
Daimler Finance North America LLC
(LIBOR USD 3-Month plus 0.90%)
1.12% 02/15/22
1,2
8,195,000 8,258,033
Ford Motor Credit Co. LLC
3.20% 01/15/21 5,000,000 5,008,750
3.22% 01/09/22 503,000 508,923
5.60% 01/07/22 1,662,000 1,722,131
5.75% 02/01/21 5,241,000 5,260,654
(LIBOR USD 3-Month plus 0.81%)
1.05% 04/05/21
2
1,205,000 1,204,959
(LIBOR USD 3-Month plus 0.88%)
1.10% 10/12/21
2
2,500,000 2,470,487
(LIBOR USD 3-Month plus 1.08%)
1.30% 08/03/22
2
2,700,000 2,643,076
GE Capital Funding LLC
4.40% 05/15/30
1
5,810,000 6,854,243
General Motors Financial Co., Inc.
4.20% 03/01/21 3,000,000 3,008,819
4.20% 11/06/21 7,405,000 7,627,370
4.38% 09/25/21 4,000,000 4,108,600
Goldman Sachs Group, Inc. (The)
2.63% 04/25/21 1,880,000 1,889,817
2.88% 10/31/22
4
726,000 740,500
2.91% 07/24/23
4
6,814,000 7,084,413
Intercontinental Exchange, Inc.
(LIBOR USD 3-Month plus 0.65%)
0.87% 06/15/23
2
9,150,000 9,179,253
Morgan Stanley
(GMTN)
5.50% 07/28/21 5,260,000 5,413,147

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
6 / December 2020
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Nationwide Building Society
(United Kingdom)
3.62% 04/26/23
1,3,4
$ 7,715,000 $ 8,016,800
3.77% 03/08/24
1,3,4
2,810,000 2,991,374
Park Aerospace Holdings Ltd.
(Cayman Islands)
3.63% 03/15/21
1,3
860,000 862,439
4.50% 03/15/23
1,3
365,000 382,686
5.25% 08/15/22
1,3
3,605,000 3,784,878
108,388,490
Food — 0.96%
Kraft Heinz Foods Co.
3.50% 06/06/22 1,445,000 1,509,703
3.95% 07/15/25 3,795,000 4,181,807
4.00% 06/15/23 11,326,000 12,150,160
Smithfield Foods, Inc.
3.35% 02/01/22
1
3,946,000 4,015,106
21,856,776
Health Care — 4.44%
AbbVie, Inc.
3.25% 10/01/22 1,500,000 1,563,669
3.45% 03/15/22 3,000,000 3,094,695
3.80% 03/15/25 4,615,000 5,185,454
3.85% 06/15/24 2,500,000 2,755,455
Aetna, Inc.
3.50% 11/15/24 3,136,000 3,445,502
Amgen, Inc.
2.65% 05/11/22 671,000 691,029
Anthem, Inc.
3.70% 08/15/21 1,478,000 1,496,062
Bausch Health Cos., Inc.
(Canada)
7.00% 03/15/24
1,3
5,000,000 5,148,750
Bayer U.S. Finance II LLC
2.20% 07/15/22
1
1,455,000 1,483,334
2.75% 07/15/21
1
635,000 642,979
2.85% 04/15/25
1
2,300,000 2,438,314
3.50% 06/25/21
1
1,825,000 1,846,855
3.88% 12/15/23
1
5,540,000 6,040,613
4.25% 12/15/25
1
1,000,000 1,144,583
Boston Scientific Corp.
1.90% 06/01/25 2,500,000 2,618,676
Cigna Corp.
3.75% 07/15/23 3,988,000 4,309,400
(LIBOR USD 3-Month plus 0.65%)
0.88% 09/17/21
2
3,410,000 3,410,548
CommonSpirit Health
2.76% 10/01/24 5,400,000 5,806,249
CVS Health Corp.
2.88% 06/01/26 4,330,000 4,759,294
Dignity Health
3.13% 11/01/22 1,140,000 1,179,943
Elanco Animal Health, Inc.
4.91% 08/27/21 2,500,000 2,560,938
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
$ 4,650,000 $ 4,898,000
Fresenius U.S. Finance II, Inc.
4.50% 01/15/23
1
5,205,000 5,502,895
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.77% 09/29/23
2
6,500,000 6,518,676
HCA, Inc.
5.00% 03/15/24 4,665,000 5,252,162
Humana, Inc.
3.15% 12/01/22 2,000,000 2,089,676
3.85% 10/01/24 3,990,000 4,420,248
Royalty Pharma PLC
(United Kingdom)
0.75% 09/02/23
1,3
5,275,000 5,301,396
Shire Acquisitions Investments Ireland DAC
(Ireland)
2.40% 09/23/21
3
1,374,000 1,392,094
Tenet Healthcare Corp.
4.63% 09/01/24
1
3,000,000 3,118,838
Zimmer Biomet Holdings, Inc.
(LIBOR USD 3-Month plus 0.75%)
0.99% 03/19/21
2
1,193,000 1,193,028
101,309,355
Industrials — 1.06%
Bemis Co., Inc.
4.50% 10/15/21 6,947,000 7,098,130
Berry Global, Inc.
1.57% 01/15/26
1
2,000,000 2,018,974
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.60% 05/05/26
2
7,674,000 7,385,950
(LIBOR USD 3-Month plus 0.48%)
0.70% 08/15/36
2
2,182,000 1,603,770
General Electric Co.,
Series NOTZ (MTN)
(LIBOR USD 3-Month plus 1.00%)
1.24% 04/15/23
2
4,936,000 4,959,069
Ingersoll-Rand Co.
9.00% 08/15/21 1,100,000 1,149,241
24,215,134
Information Technology — 0.08%
NXP BV/NXP Funding LLC
(Netherlands)
4.63% 06/01/23
1,3
1,590,000 1,740,274
Insurance — 0.39%
Metropolitan Life Global Funding I
3.38% 01/11/22
1
1,550,000 1,596,590
Nationwide Mutual Insurance Co.
2.51% 12/15/24
1,4
5,550,000 5,549,046

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 7
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,4
$ 1,600,000 $ 1,708,000
8,853,636
Materials — 0.06%
Nutrition & Biosciences, Inc.
0.70% 09/15/22
1
1,490,000 1,494,974
Real Estate Investment Trust (REIT) — 1.89%
American Campus Communities Operating Partnership LP
3.75% 04/15/23 7,374,000 7,833,022
Boston Properties LP
4.13% 05/15/21 1,495,000 1,501,304
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 6,440,000 6,887,483
Digital Realty Trust LP
2.75% 02/01/23 1,030,000 1,076,165
GLP Capital LP/GLP Financing II, Inc.
5.38% 11/01/23 7,673,000 8,389,812
Healthpeak Properties, Inc.
4.25% 11/15/23 166,000 181,856
Highwoods Realty LP
3.20% 06/15/21 943,000 946,692
Kilroy Realty LP
3.45% 12/15/24 1,558,000 1,690,066
Kimco Realty Corp.
3.40% 11/01/22 4,000,000 4,201,466
Realty Income Corp.
3.25% 10/15/22 3,000,000 3,128,812
SL Green Operating Partnership LP
(LIBOR USD 3-Month plus 0.98%)
1.20% 08/16/21
2
7,450,000 7,433,604
43,270,282
Retail — 0.11%
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
2,175,000 2,442,796
Services — 0.43%
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
2,090,000 2,283,001
5.00% 11/01/22
1,3
7,046,000 7,544,891
9,827,892
Transportation — 0.25%
America West Airlines Pass-Through Trust,
Series 2001-1, Class G
7.10% 04/02/21 22,201 22,268
American Airlines Pass-Through Trust,
Series 2011-1, Class A
5.25% 01/31/21 584,815 584,326
Aviation Capital Group LLC
(LIBOR USD 3-Month plus 0.95%)
1.18% 06/01/21
1,2
2,135,000 2,121,955
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
Continental Airlines Pass-Through Trust,
Series 2000-2, Class A1
7.71% 04/02/21 $ 180,747 $ 181,899
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 1,523,062 1,527,178
Northwest Airlines Pass-Through Trust,
Series 2001-1, Class A1
7.04% 04/01/22 1,257,038 1,218,366
5,655,992
Total Corporates
(Cost $534,314,936) 550,549,470
MORTGAGE-BACKED — 37.38%**
Non-Agency Commercial Mortgage-Backed — 4.66%
BX Commercial Mortgage Trust,
Series 2018-IND, Class A
(LIBOR USD 1-Month plus 0.75%)
0.91% 11/15/35
1,2
1,593,563 1,596,660
BX Commercial Mortgage Trust,
Series 2020-BXLP, Class A
(LIBOR USD 1-Month plus 0.80%)
0.96% 12/15/36
1,2
5,424,036 5,438,473
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.09% 05/10/58 3,393,000 3,607,201
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.21% 03/10/46
4
26,080,191 573,822
Commercial Mortgage Trust,
Series 2013-LC6, Class ASB
2.48% 01/10/46 4,901,779 4,995,678
Commercial Mortgage Trust,
Series 2014-CR15, Class ASB
3.60% 02/10/47 4,105,265 4,291,808
Commercial Mortgage Trust,
Series 2016-DC2, Class ASB
3.55% 02/10/49 255,000 273,142
DBRR Trust,
Series 2011-LC2, Class A4A
4.54% 07/12/44
1,4
6,277,085 6,299,012
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A4
4.54% 07/10/44
1
6,062,921 6,102,298
Eleven Madison Mortgage Trust,
Series 2015-11MD, Class A
3.55% 09/10/35
1,4
3,600,000 3,956,303
GRACE Mortgage Trust,
Series 2014-GRCE, Class A
3.37% 06/10/28
1
4,400,000 4,402,900
GS Mortgage Securities Corp. II,
Series 2018-GS10, Class A1
3.20% 07/10/51 4,747,205 4,866,163

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
8 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Irvine Core Office Trust,
Series 2013-IRV, Class A1
2.07% 05/15/48
1
$ 7,446,540 $ 7,551,328
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.17% 08/15/46 1,269,556 1,285,347
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class ASB
3.14% 05/15/45 6,097,556 6,216,851
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB
2.38% 10/15/45 2,319,082 2,356,390
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.25% 04/15/46
4
30,508,331 701,397
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C12, Class XA (IO)
0.59% 10/15/46
4
48,035,722 626,273
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
0.88% 03/15/48
4
35,801,504 1,027,772
Morgan Stanley Capital I Trust,
Series 2011-C3, Class A4
4.12% 07/15/49 4,052,269 4,070,972
One Lincoln Street Commercial Mortgage,
Series 2004-C3, Class A1
5.72% 10/15/30
1,4
7,279,697 8,038,721
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A1
3.21% 06/15/51 582,295 588,937
UBS Commercial Mortgage Trust,
Series 2019-C16, Class A1
2.74% 04/15/52 7,749,034 7,962,141
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.55% 08/15/50 9,543,249 10,180,478
Wells Fargo Commercial Mortgage Trust,
Series 2016-C36, Class A2
2.50% 11/15/59 3,945,000 3,977,638
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A2
2.50% 10/15/49 2,994,942 3,033,471
Wells Fargo Re-REMIC Trust,
Series 2011-RR1, Class 1B
4.77% 09/17/47
1,4
2,371,702 2,371,989
106,393,165
Non-Agency Mortgage-Backed — 7.71%
Accredited Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/37
2
8,100,530 8,003,298
Aegis Asset-Backed Securities Trust,
Series 2005-5, Class 2A
(LIBOR USD 1-Month plus 0.50%)
0.65% 12/25/35
2
1,674,390 1,673,618
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R1, Class M3
(LIBOR USD 1-Month plus 0.80%)
0.94% 03/25/35
2
$ 6,716,364 $ 6,726,979
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 02/25/21)
6.72% 10/25/27 5,809 5,908
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 5,948,581 6,106,989
Banc of America Funding Trust,
Series 2015-R2, Class 9A1
(LIBOR USD 1-Month plus 0.22%)
0.36% 03/27/36
1,2
486,694 490,457
Banc of America Funding Trust,
Series 2015-R4, Class 3A1
(LIBOR USD 1-Month plus 0.14%)
0.29% 07/27/36
1,2
2,131,394 2,117,752
Banc of America Funding Trust,
Series 2016-R1, Class A1
2.50% 03/25/40
1,4
4,021,321 4,059,718
BCAP LLC Trust,
Series 2008-IND2, Class A1
(LIBOR USD 1-Month plus 1.65%)
1.80% 04/25/38
2
1,013,499 1,017,860
BCAP LLC Trust,
Series 2013-RR5, Class 2A1
3.37% 03/26/37
1,4
1,534,238 1,550,904
Bear Stearns ALT-A Trust,
Series 2005-2, Class 1M1
(LIBOR USD 1-Month plus 0.75%)
0.90% 03/25/35
2
5,542,898 5,556,189
Bear Stearns ARM Trust,
Series 2004-3, Class 4A
3.27% 07/25/34
4
518,055 528,137
BNC Mortgage Loan Trust,
Series 2007-1, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.31% 03/25/37
2
6,331,700 6,016,689
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
2.68% 02/25/37
4
4,881,749 4,953,149
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
2.77% 06/25/35
4
941,541 947,906
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
0.33% 05/25/36
1,2
586,402 543,774
CIM Trust,
Series 2018-R6, Class A1
(LIBOR USD 1-Month plus 1.08%)
1.23% 09/25/58
1,2
7,573,426 7,473,538

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 9
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.48% 02/25/34
4
$ 28,315 $ 28,136
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH4, Class A2C
(LIBOR USD 1-Month plus 1.30%)
1.45% 07/25/37
2
72,403 72,977
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.66% 08/25/34
4
10,181 9,795
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AR1, Class 5A1
2.67% 02/25/34
4
1,048,561 1,091,617
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB4, Class M2
(LIBOR USD 1-Month plus 0.68%)
0.82% 07/25/35
2
1,543,291 1,545,985
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
0.21% 04/25/37
2
2,461,683 1,846,832
CSMC Trust,
Series 2018-RPL8, Class A1
4.13% 07/25/58
1,4
3,506,244 3,498,208
DSLA Mortgage Loan Trust,
Series 2005-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.42%)
0.57% 03/19/45
2
581,265 550,869
First Franklin Mortgage Loan Trust,
Series 2004-FF5, Class A3C
(LIBOR USD 1-Month plus 1.00%)
1.15% 08/25/34
2
597,454 606,307
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 2A5 (PO)
0.00% 04/25/36
5
8,040,000 7,948,981
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.44% 09/25/34
4
3,021 2,963
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(LIBOR USD 1-Month plus 0.44%)
0.61% 06/25/30
2
93,329 74,048
GSAMP Trust,
Series 2006-NC1, Class A3
(LIBOR USD 1-Month plus 0.58%)
0.73% 02/25/36
2
4,557,209 4,481,155
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 2A1
3.83% 11/25/35
4
245,442 246,563
Impac CMB Trust,
Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.64%)
0.79% 08/25/35
2
1,847,279 1,752,588
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
(LIBOR USD 1-Month plus 0.78%)
0.93% 12/25/34
2
$ 227,291 $ 189,573
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
0.95% 11/25/34
2
649,969 616,974
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 372,605 386,582
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AV5
(LIBOR USD 1-Month plus 0.26%)
0.41% 01/25/37
2
5,588,056 5,586,407
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(LIBOR USD 1-Month plus 0.28%)
0.43% 03/25/47
2
50,000 43,507
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
3.26% 07/25/35
4
713,322 724,662
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
3.06% 07/25/35
4
159,226 158,074
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class AIOC (IO)
0.55% 04/15/40
4,6,7
84,336,309 1,417,955
Long Beach Mortgage Loan Trust,
Series 2005-WL3, Class M1
(LIBOR USD 1-Month plus 0.65%)
0.79% 11/25/35
2
4,825,153 4,780,201
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
2.54% 01/25/34
4
6,723 7,123
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
3.18% 11/21/34
4
567,763 581,539
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
3.12% 04/25/34
4
69,242 70,586
MASTR Adjustable Rate Mortgages Trust,
Series 2004-5, Class 3A1
4.13% 06/25/34
4
30,344 31,522
MASTR Alternative Loan Trust,
Series 2003-1, Class 1A1
6.25% 12/25/32 1,618,055 1,698,434
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1
5.50% 07/25/33 2,785,011 2,994,034
MASTR Alternative Loan Trust,
Series 2003-9, Class 4A1
5.25% 11/25/33 3,089,803 3,193,927

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
10 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Alternative Loan Trust,
Series 2004-7, Class 1A1
5.50% 07/25/34 $ 2,894,182 $ 3,110,717
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.69% 10/25/32
4
145,424 147,445
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
0.33% 06/25/37
2
9,709,830 6,975,074
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
3.17% 08/25/34
4
770,128 786,063
Merrill Lynch Mortgage Investors Trust,
Series 2006-F1, Class 1A2
6.00% 04/25/36 1,077,416 804,563
Mid-State Capital Corp. Trust,
Series 2004-1, Class B
8.90% 08/15/37 664,402 752,731
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
4,047,015 4,396,959
Mid-State Trust,
Series 10W, Class A2
5.82% 02/15/36 479,716 519,098
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
1.08% 07/25/34
2
991,641 974,037
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 1A
(LIBOR USD 1-Month plus 0.90%)
1.05% 07/25/34
2
44,793 44,855
MortgageIT Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.60%)
0.75% 08/25/35
2
207,849 206,739
MortgageIT Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.56%)
0.71% 10/25/35
2
5,814,073 5,755,645
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
0.37% 04/25/37
2
11,283,253 11,171,857
New Century Home Equity Loan Trust,
Series 2005-3, Class M4
(LIBOR USD 1-Month plus 0.96%)
1.11% 07/25/35
2
4,158,500 4,157,773
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.22%)
0.37% 02/25/36
2
6,586,604 6,553,616
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Option One Mortgage Loan Trust,
Series 2006-1, Class 1A1
(LIBOR USD 1-Month plus 0.22%)
0.37% 01/25/36
2
$ 2,483,285 $ 2,353,397
Park Place Securities, Inc., Asset-Backed Pass-Through
Certficates,
Series 2004-WCW2, Class M2
(LIBOR USD 1-Month plus 0.98%)
1.12% 10/25/34
2
2,160,984 2,193,542
PHH Alternative Mortgage Trust,
Series 2007-3, Class A3
(LIBOR USD 1-Month plus 0.30%)
0.45% 07/25/37
2
10,294,340 10,038,011
Residential Accredit Loans Trust,
Series 2005-QA3, Class NB1
3.18% 03/25/35
4
1,607,007 974,790
Residential Asset Mortgage Products Trust,
Series 2004-SL4, Class A3
6.50% 07/25/32 65,984 65,345
Residential Asset Mortgage Products Trust,
Series 2005-SL1, Class A5
6.50% 05/25/32 280,303 266,160
Saxon Asset Securities Trust,
Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.72%)
0.87% 11/25/35
2
3,224,126 3,215,841
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 02/25/21)
3.09% 01/25/36 1,764,169 1,429,437
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
2.61% 09/25/33
4
359,864 360,446
Terwin Mortgage Trust,
Series 2004-7HE, Class A1
(LIBOR USD 1-Month plus 1.10%)
1.25% 07/25/34
1,2
104,092 102,002
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
2.90% 01/25/35
4
451,679 462,107
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB2, Class 2A
5.50% 07/25/34 2,280,257 2,372,045
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.58%)
0.73% 10/25/45
2
1,653,761 1,624,843
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.66%)
0.81% 01/25/45
2
265,409 259,899
176,086,026

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 11
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 9.29%
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A
(LIBOR USD 1-Month plus 0.79%)
0.95% 07/15/32
1,2
$ 9,135,434 $ 9,137,624
Commercial Mortgage Trust,
Series 2013-CR6, Class A4
3.10% 03/10/46 10,800,000 11,210,424
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.33% 11/10/47 4,300,000 4,596,176
Commercial Mortgage Trust,
Series 2014-UBS5, Class A3
3.57% 09/10/47 10,400,000 11,233,362
Fannie Mae-Aces,
Series 2011-M2, Class A3
3.76% 04/25/21 5,123,725 5,135,836
Fannie Mae-Aces,
Series 2017-M14, Class A1
2.88% 11/25/27
4
1,659,401 1,685,444
Fannie Mae-Aces,
Series 2017-M15, Class A1
2.96% 09/25/27
4
5,676,973 6,163,681
Fannie Mae-Aces,
Series 2020-M10, Class X1 (IO)
1.80% 12/25/30
4
3,756,759 503,395
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K037, Class A1
2.59% 04/25/23 2,527,975 2,592,900
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K038, Class A1
2.60% 10/25/23 1,636,032 1,672,911
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K735, Class A1
2.74% 05/25/25 1,121,159 1,145,102
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF27, Class A
(LIBOR USD 1-Month plus 0.42%)
0.57% 12/25/26
2
2,527,951 2,539,937
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF29, Class A
(LIBOR USD 1-Month plus 0.36%)
0.51% 02/25/24
2
5,895,201 5,912,940
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF34, Class A
(LIBOR USD 1-Month plus 0.36%)
0.51% 08/25/24
2
2,577,486 2,586,304
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF37, Class A
(LIBOR USD 1-Month plus 0.36%)
0.51% 09/25/27
2
1,802,343 1,809,332
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF38, Class A
(LIBOR USD 1-Month plus 0.33%)
0.48% 09/25/24
2
5,804,198 5,821,706
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF39, Class A
(LIBOR USD 1-Month plus 0.32%)
0.47% 11/25/24
2
$ 4,353,160 $ 4,366,007
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF40, Class A
(LIBOR USD 1-Month plus 0.34%)
0.49% 11/25/27
2
2,112,749 2,120,279
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF43, Class A
(LIBOR USD 1-Month plus 0.24%)
0.39% 01/25/28
2
3,688,644 3,696,244
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF51, Class A
(LIBOR USD 1-Month plus 0.40%)
0.55% 08/25/25
2
4,678,951 4,701,993
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF60, Class A
(LIBOR USD 1-Month plus 0.49%)
0.64% 02/25/26
2
8,959,681 9,008,376
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KF72, Class A
(LIBOR USD 1-Month plus 0.50%)
0.65% 11/25/26
2
8,669,808 8,731,812
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ24, Class A1
2.28% 05/25/26 11,271,766 11,865,688
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ26, Class A1
2.14% 07/25/25 19,668,595 20,445,791
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ29, Class A1
0.74% 01/25/26 10,502,090 10,582,950
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series KJ30, Class A1
0.53% 01/25/25 7,847,449 7,875,378
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series Q004, Class AFL
(Federal Reserve US 12-Month Cumulative Average plus
0.74%)
1.35% 05/25/44
2
1,973,080 1,974,663
Ginnie Mae,
Series 2007-12, Class C
5.28% 04/16/41
4
703,659 710,659
Ginnie Mae,
Series 2008-92, Class E
5.56% 03/16/44
4
2,669,871 2,712,291
GS Mortgage Securities Trust,
Series 2011-GC5, Class AS
5.21% 08/10/44
1,4
5,000,000 5,064,017
GS Mortgage Securities Trust,
Series 2018-GS9, Class A2
3.84% 03/10/51 10,500,000 10,978,311
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A2
3.24% 03/15/50 6,567,178 6,700,225

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
12 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
UBS Commercial Mortgage Trust,
Series 2018-C11, Class A2
3.99% 06/15/51 $ 1,889,000 $ 1,992,204
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A2
4.15% 08/15/51 5,919,000 6,306,490
WF-RBS Commercial Mortgage Trust,
Series 2011-C5, Class A4
3.67% 11/15/44 4,059,494 4,109,660
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class A2
3.43% 06/15/45 6,022,000 6,217,480
WF-RBS Commercial Mortgage Trust,
Series 2012-C9, Class AS
3.39% 11/15/45 7,911,000 8,245,594
212,153,186
U.S. Agency Mortgage-Backed — 15.72%
Fannie Mae Pool 468764
4.16% 07/01/21 13,090,000 13,090,000
Fannie Mae Pool 567002
8.00% 05/01/23 7,193 7,518
Fannie Mae Pool 735861
6.50% 09/01/33 10,006 11,210
Fannie Mae Pool 770900
(LIBOR USD 12-Month plus 1.56%)
3.31% 04/01/34
2
119,391 121,985
Fannie Mae Pool AD0538
6.00% 05/01/24 155,164 163,122
Fannie Mae Pool AE0083
6.00% 01/01/40 784,829 928,331
Fannie Mae Pool AL0851
6.00% 10/01/40 934,449 1,102,236
Fannie Mae Pool AL2206
3.09% 07/01/22
4
5,783,780 5,816,881
Fannie Mae Pool AM4580
3.43% 10/01/23 6,218,922 6,636,001
Fannie Mae REMICS,
Series 1997-76, Class FS
(LIBOR USD 1-Month plus 0.45%)
0.60% 09/17/27
2
10,011 9,870
Fannie Mae REMICS,
Series 2001-60, Class OF
(LIBOR USD 1-Month plus 0.95%)
1.10% 10/25/31
2
571,010 582,815
Fannie Mae REMICS,
Series 2003-130, Class HF
(LIBOR USD 1-Month plus 0.45%)
0.60% 12/25/33
2
7,715 7,715
Fannie Mae REMICS,
Series 2007-61, Class AF
(LIBOR USD 1-Month plus 0.28%)
0.43% 03/25/37
2
437,225 437,340
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
0.62% 07/25/37
2
$ 281,997 $ 284,833
Fannie Mae REMICS,
Series 2009-85, Class LF
(LIBOR USD 1-Month plus 1.20%)
1.35% 10/25/49
2
2,431,209 2,498,808
Fannie Mae REMICS,
Series 2009-96, Class FA
(LIBOR USD 1-Month plus 0.90%)
1.05% 11/25/49
2
1,751,553 1,798,306
Fannie Mae REMICS,
Series 2010-109, Class PF
(LIBOR USD 1-Month plus 0.40%)
0.55% 10/25/40
2
969,665 977,072
Fannie Mae REMICS,
Series 2010-26, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.23%, 6.23% Cap)
6.08% 11/25/36
2
5,692,326 1,300,878
Fannie Mae REMICS,
Series 2010-43, Class DP
5.00% 05/25/40 801,990 901,261
Fannie Mae REMICS,
Series 2010-6, Class BF
(LIBOR USD 1-Month plus 0.76%)
0.91% 02/25/40
2
1,306,327 1,330,729
Fannie Mae REMICS,
Series 2010-95, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
6.45% 09/25/40
2
4,477,970 1,100,100
Fannie Mae REMICS,
Series 2019-79, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.65% 01/25/50
2
5,949,345 6,000,838
Fannie Mae REMICS,
Series 2020-10, Class FA
(LIBOR USD 1-Month plus 0.50%)
0.65% 03/25/50
2
15,296,516 15,410,292
Fannie Mae REMICS,
Series G92-10, Class Z
7.75% 01/25/22 60 61
Freddie Mac Gold Pool A45796
7.00% 01/01/33 1,850 2,023
Freddie Mac Gold Pool C46104
6.50% 09/01/29 4,769 5,350
Freddie Mac Gold Pool G13032
6.00% 09/01/22 57,067 57,892
Freddie Mac Gold Pool G13475
6.00% 01/01/24 12,930 13,274
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 313,853 354,122

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 13
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 2454, Class FQ
(LIBOR USD 1-Month plus 1.00%)
1.16% 06/15/31
2
$ 5,194 $ 5,300
Freddie Mac REMICS,
Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
0.76% 10/15/33
2
2,196,164 2,227,915
Freddie Mac REMICS,
Series 3071, Class TF
(LIBOR USD 1-Month plus 0.30%)
0.46% 04/15/35
2
2,000,166 2,003,870
Freddie Mac REMICS,
Series 3084, Class FN
(LIBOR USD 1-Month plus 0.50%)
0.66% 12/15/34
2
891,095 891,908
Freddie Mac REMICS,
Series 3294, Class CB
5.50% 03/15/37 210,650 246,317
Freddie Mac REMICS,
Series 3300, Class FA
(LIBOR USD 1-Month plus 0.30%)
0.46% 08/15/35
2
592,570 595,479
Freddie Mac REMICS,
Series 3325, Class NF
(LIBOR USD 1-Month plus 0.30%)
0.46% 08/15/35
2
1,528,148 1,535,650
Freddie Mac REMICS,
Series 3524, Class FC
(LIBOR USD 1-Month plus 0.94%)
1.10% 06/15/38
2
309,695 317,454
Freddie Mac REMICS,
Series 3531, Class FM
(LIBOR USD 1-Month plus 0.90%)
1.06% 05/15/39
2
242,385 248,157
Freddie Mac REMICS,
Series 3792, Class DF
(LIBOR USD 1-Month plus 0.40%)
0.56% 11/15/40
2
193,520 192,572
Freddie Mac REMICS,
Series 4060, Class FJ
(LIBOR USD 1-Month plus 0.35%)
0.51% 02/15/41
2
2,982,879 2,991,737
Freddie Mac REMICS,
Series 4959, Class JF
(LIBOR USD 1-Month plus 0.45%)
0.60% 03/25/50
2
9,134,662 9,198,624
Freddie Mac Strips,
Series 240, Class F30
(LIBOR USD 1-Month plus 0.30%)
0.46% 07/15/36
2
1,778,654 1,784,802
Freddie Mac Strips,
Series 263, Class F5
(LIBOR USD 1-Month plus 0.50%)
0.66% 06/15/42
2
2,240,224 2,257,869
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Strips,
Series 319, Class F2
(LIBOR USD 1-Month plus 0.50%)
0.66% 11/15/43
2
$ 10,251,779 $ 10,370,381
Ginnie Mae (TBA)
2.00% 01/20/51 42,050,000 43,959,650
2.50% 01/20/51 129,825,000 137,431,934
Ginnie Mae II Pool 1849
8.50% 08/20/24 189 190
Ginnie Mae II Pool 2020
8.50% 06/20/25 218 222
Ginnie Mae II Pool 2286
8.50% 09/20/26 230 250
Ginnie Mae II Pool 2487
8.50% 09/20/27 5,092 5,631
Ginnie Mae II Pool 80059
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.88% 04/20/27
2
11,012 11,406
Ginnie Mae II Pool 80589
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
3.00% 03/20/32
2
10,599 10,778
Ginnie Mae II Pool 80610
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.88% 06/20/32
2
7,445 7,786
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
2.25% 07/20/34
2
223,116 232,624
Ginnie Mae II Pool 81201
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 2.00%)
3.50% 01/20/35
2
5,502 5,593
Ginnie Mae II Pool 8599
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
plus 1.50%)
3.00% 02/20/25
2
7,720 7,801
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.80%, 6.80% Cap)
6.65% 05/20/37
2
3,560,974 545,473
Ginnie Mae,
Series 2013-53, Class AD
1.50% 12/20/26 1,381,515 1,401,836
UMBS (TBA)
2.00% 01/01/51 48,250,000 50,142,305
2.00% 02/01/51 7,575,000 7,859,950
2.50% 01/01/51 6,150,000 6,483,445
2.50% 02/01/51 14,450,000 15,209,190
359,134,962
Total Mortgage-Backed
(Cost $847,788,119) 853,767,339

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
14 / December 2020
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS — 1.09%*
Colorado — 0.24%
City & County of Denver Airport System Revenue Bonds,
Series B2
5.00% 11/15/31 $ 3,840,000 $ 4,606,324
City & County of Denver Airport System Revenue Bonds,
Series C
0.88% 11/15/23 895,000 898,470
5,504,794
Florida — 0.17%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
1.74% 10/01/26 800,000 816,404
1.89% 10/01/27 1,500,000 1,529,198
2.14% 10/01/28 445,000 457,373
2.29% 10/01/29 985,000 1,015,501
3,818,476
New York — 0.68%
New York City Transitional Finance Authority Future
Tax Secured Revenue Bonds, Taxable Bonds, Public
Improvements, Subseries B2
2.31% 11/01/26 4,060,000 4,372,092
New York State Dormitory Authority Revenue Bonds, Build
America Bonds, University & College Improvements, Series D
5.00% 03/15/24 4,040,000 4,613,963
New York State Dormitory Authority Revenue Bonds, Series A
4.00% 03/15/32 5,775,000 6,573,685
15,559,740
Total Municipal Bonds
(Cost $24,163,601) 24,883,010
U.S. TREASURY SECURITIES — 23.94%
U.S. Treasury Notes — 23.94%
U.S. Treasury Notes
0.13% 10/31/22 292,785,000 292,819,311
0.13% 11/30/22 190,430,000 190,452,317
0.13% 12/31/22 60,015,000 60,023,205
0.38% 12/31/25 3,345,000 3,347,744
Total U.S. Treasury Securities
(Cost $546,340,655) 546,642,577
Total Bonds — 99.41%
(Cost $2,245,626,561)
2,270,218,309
Issues Shares Value
COMMON STOCK — 0.00%
Electric — 0.00%
Homer City Holdings
LLC
†,6,7,8
106,501 —
Total Common Stock
(Cost $6,078,660)
Purchased Swaptions - 0.00%
(Cost $939,000) 2,091
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 10.66%
Foreign Government Obligations — 7.81%
Japan Treasury Discount Bill,
Series 895
(Japan)
0.00%
9
03/22/21
3
$ 2,000,000,000 $ 19,375,602
Japan Treasury Discount Bill,
Series 956
(Japan)
0.00%
9
03/15/21
3
2,310,000,000 22,378,372
Japan Treasury Discount Bill,
Series 958
(Japan)
0.00%
9
03/22/21
3
14,095,000,000 136,549,963
178,303,937
Money Market Funds — 0.00%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10,11
58,843 58,843
U.S. Treasury Bills — 2.85%
U.S. Treasury Bills
0.08%
9
02/02/21 20,000,000 19,998,921
0.10%
9
04/01/21 15,000,000 14,997,190
0.12%
9
01/21/21 30,000,000 29,999,186
64,995,297
Total Short-Term Investments
(Cost $242,240,830) 243,358,077
Total Investments Before Written Swaptions - 110.07%
(Cost $2,494,885,051) 2,513,578,477
Written Swaptions - 0.00%
(Cost $(540,000)) (1,563)
Liabilities in Excess of Other Assets - (10.07)% (230,035,141)
Net Assets - 100.00% $ 2,283,541,773
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2020.
3
U.S. dollar-denominated security issued by foreign-domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Zero coupon bond. The rate shown is the effective yield as of December 31, 2020.
6
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
7
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $1,417,955, which is 0.06% of total net assets.
8
Non-income producing security.
9
Represents annualized yield at date of purchase.
10
Represents the current yield as of December 31, 2020.
11
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $58,843.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 15
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(JPY): Japanese Yen
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 22,196,705 JPY 2,310,000,000 Goldman Sachs International 03/15/21 $ (195,785)
USD 70,589,799 JPY 7,300,000,000 Citigroup Global Markets, Inc. 03/22/21 (180,465)
USD 84,623,045 JPY 8,795,000,000 Goldman Sachs International 03/22/21 (640,582)
NET UNREALIZED DEPRECIATION $ (1,016,832)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation/
(Depreciation)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five Year Note 304 03/31/21 $ (38,353,875) $ (61,246) $ (61,246)
U.S. Treasury Ten Year Ultra Bond 163 03/22/21 (25,486,578) 107,563 107,563
TOTAL FUTURES CONTRACTS $ (63,840,453) $ 46,317 $ 46,317
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
Paid
Unrealized
(Depreciation)
PURCHASED SWAPTIONS
Option to enter into a 30-
year Interest Rate Swap
Goldman Sachs
International 12/24/23
3-month
USD LIBOR Quarterly 6.00% Quarterly $ 300,000 $ 2,091 $ 939,000 $ (936,909)
Received by the Fund Paid by the Fund
Description Counterparty
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount Value
Premiums
(Received)
Unrealized
Appreciation
WRITTEN SWAPTIONS
Option to enter into a 30-
year Interest Rate Swap
Goldman Sachs
International 12/24/23 7.50% Quarterly
3-month
USD LIBOR Quarterly $ 300,000 $ (1,563) $ (540,000) $ 538,437

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
16 / December 2020
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the
Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the
Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its
NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
December 2020 / 17
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31,
2020 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
LOW DURATION BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Foreign Government Obligations $ — $ 178,303,937 $ — $ 178,303,937
Money Market Funds 58,843 — — 58,843
U.S. Treasury Bills 64,995,297 — — 64,995,297
Long-Term Investments:
Asset-Backed Securities — 260,829,843 — 260,829,843
Bank Loans — 33,546,070 — 33,546,070
Common Stock — — — —
Corporates — 550,549,470 — 550,549,470
Mortgage-Backed — 852,349,384 1,417,955 853,767,339
Municipal Bonds — 24,883,010 — 24,883,010
Purchased Swaptions — 2,091 — 2,091
U.S. Treasury Securities 546,642,577 — — 546,642,577
Other Financial Instruments
*
Assets:
Interest rate contracts 107,563 — — 107,563
Liabilities:
Foreign currency exchange contracts — (1,016,832) — (1,016,832)
Interest rate contracts (61,246) (1,563) — (62,809)
Total $ 611,743,034 $ 1,899,445,410 $ 1,417,955 $ 2,512,606,399
*Other financial instruments include foreign currency exchange contracts, futures and written swaptions. Interest rate contracts include futures and written swaptions.

Low Duration Bond Fund
Schedule of Portfolio Investments
December 31, 2020 (Unaudited)
18 / December 2020
For the period ended December 31, 2020 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2020 are as follows:
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
LOW DURATION
BOND FUND
COMMON
STOCK
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2020 $ 5,858 $ 1,711,943
Accrued discounts/premiums — (37,831)
Realized gain/(loss) — —
Change in unrealized (depreciation)* (5,858) (256,157)
Purchases — —
Sales — —
Transfers into Level 3** — —
Transfers out of Level 3** — —
Balance as of
December 31, 2020
$ — $ 1,417,955
*The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2020 was $(262,015) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2020.
LOW DURATION BOND FUND
FAIR VALUE
AT 12/31/20 VALUATION TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Mortgage-Backed Securities-Non Agency $1,417,955 Third-party Vendor Vendor Prices $1.68 $1.68